Shareholder Report, Average Annual Return (Details) 194538_LHA Market State Tactical Q ETF_TF_TSR SemiAnnual {TF}	6 Months Ended	12 Months Ended	52 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
LHA Market State™ Tactical Q ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LHA Market State™ Tactical Q ETF NAV
Average Annual Return, Percent		25.80%	16.09%
NASDAQ Composite Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Total Return Index
Average Annual Return, Percent		29.48%	19.52%
NASDAQ 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Average Annual Return, Percent		34.38%	22.62%